Income Tax (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Current income tax expenses	3,650,782	4,208	273,349
Deferred income tax benefits	86,082	1,217,929	-
Total	3,736,864	1,222,137	273,349

Schedule of Reconciliation Between Income Tax Provision

A reconciliation between the Group’s actual provision for income taxes and the provision at the RC, mainland statutory rate was as follows:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Income/(loss) before income tax	14,946,387	(129,609,137)	(28,472,078)
Expected taxation at PRC statutory tax rate	3,736,597	(32,402,284)	(7,118,019)
Non-deductible expenses	267	20,463	17,988
Non-deductible costs due to invoices not obtained		863,590	98,545
Effect of income tax rate differences in jurisdictions other than the PRC	-	30,070,407	6,057,455
Tax loss not recognized in prior year	-	-	(1,332,297)
Change in valuation allowance	-	2,669,961	2,549,677
Income tax expenses	3,736,864	1,222,137	273,349